Inventory, net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	December 31,
	2017	2018
Raw materials	$129,970	$63,830
Finished goods and merchandise goods	1,386,313	1,630,419
	$1,516,283	$1,694,249